Income Taxes And Tax Status (Schedule of Unrecognized Tax Benefits Roll Forward) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, beginning of year	$ 927	$ 1,370
Impact of the Tax Act		(443)
Unrecognized tax benefits, end of year	$ 927	$ 927